Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 5,121	$ 8,603
Accounts receivable - net of allowances for doubtful accounts of $704 and $454	16,532	14,527
Prepaid expenses	1,072	831
Other current assets	13,267	9,645
Total current assets	35,992	33,606
Property, Plant and Equipment - Net	124,450	112,898
Goodwill	104,568	69,692
Licenses	93,093	60,824
Customer Lists and Relationships - Net	18,208	812
Other Intangible Assets - Net	9,409	5,327
Investments in Equity Affiliates	1,606	250
Other Assets	15,346	13,425
Total Assets	402,672	296,834
Current Liabilities
Debt maturing within one year	7,636	6,056
Accounts payable and accrued liabilities	30,372	23,592
Advanced billings and customer deposits	4,682	4,105
Accrued taxes	2,176	1,091
Dividends payable	2,950	2,438
Total current liabilities	47,816	37,282
Long-Term Debt	118,515	75,778
Deferred Credits and Other Noncurrent Liabilities
Deferred income taxes	56,181	38,436
Postemployment benefit obligation	34,262	37,079
Other noncurrent liabilities	22,258	17,989
Total deferred credits and other noncurrent liabilities	112,701	93,504
Stockholders' Equity
Common stock ($1 par value, 14,000,000,000 authorized at December 31, 2015 and 2014: issued 6,495,231,088 at December 31, 2015 and 2014)	6,495	6,495
Additional paid-in capital	89,763	91,108
Retained earnings	33,671	31,081
Treasury stock (350,291,239 at December 30, 2015 and 1,308,318,131 at December 31, 2014, at cost)	(12,592)	(47,029)
Accumulated other comprehensive income	5,334	8,061
Noncontrolling interest	969	554
Total stockholders' equity	123,640	90,270
Total Liabilities and Stockholders' Equity	$ 402,672	$ 296,834